Concentrations (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Concentration Risk [Line Items]
Revenue from customers	$ 2,430,216	$ 2,479,175	$ 5,168,519	$ 4,272,246
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from customers	558,252	664,511
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from customers	$ 460,626	$ 357,316